Common Stock Options - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	9 Months Ended		12 Months Ended					1 Months Ended	12 Months Ended	1 Months Ended
	Mar. 01, 2012	Oct. 27, 2012	Oct. 29, 2011	Jan. 28, 2012	Jan. 29, 2011	Jan. 30, 2010	May 23, 2012	Jan. 31, 2009	Mar. 01, 2012 Performance Based Vesting Schedule	Jan. 28, 2012 Performance Based Vesting Schedule	Oct. 13, 2010 2002 Equity Incentive Plan	Jul. 24, 2012 2002 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for issuance		5,046,157		908,207	1,399,977	21,104		100,395			4,716,727	7,600,000
Stock option maximum term, (in years)		10 years									10 years
Stock options vesting period from the date of grant		4 years									4 years
Stock-based compensation cost, mortification	$ 5,300				$ 4,309
Deposit liability		392		1,131	1,860
Common stock shares granted	2,020,620				2,020,620				1,010,310	1,010,310
Weighted average grant-date fair value of stock options granted		$ 7.54	$ 3.45	$ 3.58	$ 3.41	$ 1.45
Total intrinsic value of stock options exercised				0	15,621	0
Unrecognized compensation costs related to nonvested share-based compensation		$ 16,209		$ 10,624
Unrecognized compensation costs related to nonvested share-based compensation, recognition period	2 years	1 year 8 months 12 days		2 years 3 months 18 days
Exercise price of outstanding option reduced							$ 2.02